5 Business combinations (Details) - BRL (R$) R$ in Thousands		Nov. 09, 2020	Nov. 05, 2020	Nov. 03, 2020	Jul. 20, 2020	May 05, 2020	Jan. 31, 2020	Dec. 31, 2020
Liabilities
Notes payable								R$ 76,181
Sociedade Universitaria Redentor S.A. ("UniRedentor") [member]
Assets
Cash and cash and equivalents	[1]						R$ 11,796
Trade receivables	[1]						4,800
Inventories	[1]
Recoverable taxes	[1]						3
Other assets	[1]						2,486
Indemnification assets	[1]						710
Right-of-use assets	[1]						10,265
Property and equipment	[1]						4,207
Intangible assets	[1]						142,399
Total Assets	[1]						176,666
Liabilities
Trade payables	[1]						(746)
Loans and financing	[1]						(16,187)
Lease liabilities	[1]						(10,265)
Labor and social obligations	[1]						(4,471)
Taxes payable	[1]						(850)
Provision for legal proceedings	[1]						(710)
Advances from customers	[1]						(10,994)
Notes payable	[1]
Other liabilities	[1]
Total Liabilites	[1]						(44,223)
Total identifiable net assets at fair value	[1]						132,443
Preliminary goodwill arising on acquisition	[1]						77,662
Purchase consideration transferred	[1]						210,105
Cash paid	[1]						114,607
Payable in installments	[1]						95,498
Paid in Afya Brazil's shares	[1]
Analysis of cash flows on acquisition:
Transaction costs (included in cash flows from operating activities)	[1]						(1,380)
Cash paid, net of cash acquired with the subsidiary (included in cash flows from investing activities)	[1]						(102,811)
Net of cash flow on acquisition	[1]						R$ (104,191)
Centro Universitario Sao Lucas Ltda ("UniSL") [member]
Assets
Cash and cash and equivalents	[2]					R$ 3,245
Trade receivables	[2]					21,567
Inventories	[2]					467
Recoverable taxes	[2]					822
Other assets	[2]					7,251
Indemnification assets	[2]					12,645
Right-of-use assets	[2]					42,062
Property and equipment	[2]					19,144
Intangible assets	[2]					314,097
Total Assets	[2]					421,300
Liabilities
Trade payables	[2]					(3,554)
Loans and financing	[2]					(58,541)
Lease liabilities	[2]					(42,062)
Labor and social obligations	[2]					(8,070)
Taxes payable	[2]					(5,779)
Provision for legal proceedings	[2]					(12,645)
Advances from customers	[2]					(6,084)
Notes payable	[2]					(80,526)
Other liabilities	[2]					(14,754)
Total Liabilites	[2]					(232,015)
Total identifiable net assets at fair value	[2]					189,285
Preliminary goodwill arising on acquisition	[2]					4,420
Purchase consideration transferred	[2]					193,705
Cash paid	[2]					141,065
Payable in installments	[2]					52,640
Paid in Afya Brazil's shares	[2]
Analysis of cash flows on acquisition:
Transaction costs (included in cash flows from operating activities)	[2]					(1,666)
Cash paid, net of cash acquired with the subsidiary (included in cash flows from investing activities)	[2]					(137,820)
Net of cash flow on acquisition	[2]					R$ (139,486)
Instituicao de Pesquisa Medica e Servicos Tecnologicos da Area da Saude S.A. ("PEBMED") [member]
Assets
Cash and cash and equivalents					R$ 1,119
Trade receivables					7,984
Inventories
Recoverable taxes
Other assets					161
Indemnification assets					12,350
Right-of-use assets					865
Property and equipment					391
Intangible assets					60,372
Total Assets					83,242
Liabilities
Trade payables					(9,024)
Loans and financing
Lease liabilities					(865)
Labor and social obligations					(1,786)
Taxes payable					(1,210)
Provision for legal proceedings					(12,350)
Advances from customers					(9,312)
Notes payable
Other liabilities
Total Liabilites					(34,547)
Total identifiable net assets at fair value					48,695
Preliminary goodwill arising on acquisition					84,175
Purchase consideration transferred					132,870
Cash paid					115,339
Payable in installments
Paid in Afya Brazil's shares					17,531
Analysis of cash flows on acquisition:
Transaction costs (included in cash flows from operating activities)					(613)
Cash paid, net of cash acquired with the subsidiary (included in cash flows from investing activities)					(114,220)
Net of cash flow on acquisition					R$ (114,833)
Faculdade de Ensino Superior da Amazonia Reunida ("FESAR") [member]
Assets
Cash and cash and equivalents				R$ 4,236
Trade receivables
Inventories
Recoverable taxes
Other assets				42
Indemnification assets				6,871
Right-of-use assets
Property and equipment				23,176
Intangible assets				167,106
Total Assets				201,431
Liabilities
Trade payables				(143)
Loans and financing				(1,087)
Lease liabilities
Labor and social obligations				(1,801)
Taxes payable				(29)
Provision for legal proceedings				(6,871)
Advances from customers				(759)
Notes payable
Other liabilities
Total Liabilites				(10,690)
Total identifiable net assets at fair value				190,741
Preliminary goodwill arising on acquisition				71,664
Purchase consideration transferred				262,405
Cash paid				260,836
Payable in installments				1,569
Paid in Afya Brazil's shares
Analysis of cash flows on acquisition:
Transaction costs (included in cash flows from operating activities)				(2,047)
Cash paid, net of cash acquired with the subsidiary (included in cash flows from investing activities)				(256,600)
Net of cash flow on acquisition				R$ (258,647)
Faculdade de Ciencias Medicas da Paraiba ("FCMPB") [member]
Assets
Cash and cash and equivalents		R$ 100
Trade receivables		8,148
Inventories
Recoverable taxes
Other assets		123
Indemnification assets
Right-of-use assets		23,663
Property and equipment		962
Intangible assets		264,782
Total Assets		297,778
Liabilities
Trade payables		(173)
Loans and financing
Lease liabilities		(23,663)
Labor and social obligations		(3,832)
Taxes payable		(5)
Provision for legal proceedings
Advances from customers		(1,781)
Notes payable
Other liabilities
Total Liabilites		(29,454)
Total identifiable net assets at fair value		268,324
Preliminary goodwill arising on acquisition		110,483
Purchase consideration transferred		378,807
Cash paid		189,913
Payable in installments		188,894
Paid in Afya Brazil's shares
Analysis of cash flows on acquisition:
Transaction costs (included in cash flows from operating activities)		(721)
Cash paid, net of cash acquired with the subsidiary (included in cash flows from investing activities)		(189,813)
Net of cash flow on acquisition		R$ (190,534)
MedPhone Tecnologia em Saude Ltda ("MedPhone") [member]
Assets
Cash and cash and equivalents			R$ 60
Trade receivables
Inventories
Recoverable taxes
Other assets			9
Indemnification assets
Right-of-use assets
Property and equipment
Intangible assets			3,727
Total Assets			3,796
Liabilities
Trade payables
Loans and financing
Lease liabilities
Labor and social obligations
Taxes payable			(2)
Provision for legal proceedings
Advances from customers
Notes payable
Other liabilities			(228)
Total Liabilites			(230)
Total identifiable net assets at fair value			3,566
Preliminary goodwill arising on acquisition			2,843
Purchase consideration transferred			6,409
Cash paid			6,373
Payable in installments			36
Paid in Afya Brazil's shares
Analysis of cash flows on acquisition:
Transaction costs (included in cash flows from operating activities)			(158)
Cash paid, net of cash acquired with the subsidiary (included in cash flows from investing activities)			(6,313)
Net of cash flow on acquisition			R$ (6,471)

[1]	During the measurement period, the preliminary goodwill for the acquisition of UniRedentor was adjusted to R$77,662 (R$90,282 initial goodwill) as a result of an increase of intangible assets from R$134,281 to R$142,399 and a purchase price consideration adjustment of R$ 4,503.
[2]	During the measurement period, the preliminary goodwill for the acquisition of UniSL was adjusted to R$4,422 (R$53,192 previously disclosed) as a result of (i) a purchase consideration decrease of R$7,816 and (ii) adjustments increasing intangible assets of R$ 40,961 and a decrease in property and equipment of R$7.